1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Restricted Cash: Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Cash and cash equivalents	$ 59,214	$ 51,934	$ 10,280
Restricted cash	8,465	6,525	3,746
Total cash, cash equivalents and restricted cash	$ 67,679	$ 58,459	$ 14,026